Derivative Financial Instruments - Effect of Cash Flow Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Derivative Instruments, Gain (Loss) [Line Item]
(Losses) Gains Reclassified from Accumulated Other Comprehensive (Loss) Income (Effective Portion)	$ (16,035)	$ 32,152	$ 9,146
Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Item]
(Losses) Gains Reclassified from Accumulated Other Comprehensive (Loss) Income (Effective Portion)	445	(473)	834
Cost of Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Item]
(Losses) Gains Reclassified from Accumulated Other Comprehensive (Loss) Income (Effective Portion)	(9,194)	20,209	4,166
Research and Development [Member]
Derivative Instruments, Gain (Loss) [Line Item]
(Losses) Gains Reclassified from Accumulated Other Comprehensive (Loss) Income (Effective Portion)	(3,376)	6,069	1,646
Selling, General and Administrative [Member]
Derivative Instruments, Gain (Loss) [Line Item]
(Losses) Gains Reclassified from Accumulated Other Comprehensive (Loss) Income (Effective Portion)	$ (3,910)	$ 6,347	$ 2,500